Schedule of Future Minimum Lease Payments (Details) - USD ($)	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Future minimum lease payments, year two	$ 1,359,710	$ 1,324,782
Future minimum lease payments, year three	1,359,710	1,324,782
Future minimum lease payments, year four	1,232,808	1,201,139
Future minimum lease payments, year five	389,086	379,091
Total	5,361,097	5,554,576
Less: Imputed interest	458,333	563,675
Present value of lease liabilities	4,902,764	4,990,901
Future minimum lease payments, year one	$ 1,019,783	1,324,782
Maturity Analysis Of Lease Liabilities [Member]
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Future minimum lease payments, year two			$ 230,044
Future minimum lease payments, year three		1,324,782	230,044
Future minimum lease payments, year four		1,324,782	230,044
Future minimum lease payments, year five		1,324,782	230,044
2029		1,201,139	115,022
2030		379,091
Total		5,554,576	1,035,198
Less: Imputed interest		563,675	88,492
Present value of lease liabilities		$ 4,990,901	$ 946,706